Plan Termination	12 Months Ended
Dec. 31, 2025
Plan Termination
Plan Termination

Note 5. Plan Termination

Although it has not expressed any intention to do so, the Bank has the right under the Plan to discontinue its contributions at any time and to terminate the Plan subject to the provisions set forth in ERISA. In the event of Plan termination, participants would become 100% vested in their employer contributions.